Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.93%
Communication services: 10.64%
Entertainment: 1.19%
Electronic Arts, Inc.#	251	$32,555
Interactive media & services: 8.41%
Alphabet, Inc. Class C†#	1,254	151,696
Meta Platforms, Inc. Class A†#	270	77,485
		229,181
Media: 1.04%
Interpublic Group of Cos., Inc.#	733	28,279
Consumer discretionary: 8.37%
Hotels, restaurants & leisure: 4.49%
Booking Holdings, Inc.†#	20	54,007
McDonald’s Corp.#	116	34,616
Starbucks Corp.#	340	33,680
		122,303
Household durables: 1.41%
Garmin Ltd.#	368	38,379
Specialty retail: 1.38%
Home Depot, Inc.#	121	37,587
Textiles, apparel & luxury goods: 1.09%
NIKE, Inc. Class B#	271	29,910
Consumer staples: 4.94%
Beverages: 1.52%
Diageo PLC ADR	238	41,288
Consumer staples distribution & retail : 0.93%
Target Corp.#	193	25,457
Food products: 1.57%
Mondelez International, Inc. Class A#	588	42,889
Personal care products: 0.92%
Unilever PLC ADR#	481	25,074
Energy: 4.37%
Oil, gas & consumable fuels: 4.37%
Suncor Energy, Inc.#	1,968	57,702
TotalEnergies SE ADR#	1,064	61,329
		119,031
Financials: 14.71%
Banks: 7.56%
Citigroup, Inc.#	1,025	47,191
JPMorgan Chase & Co.#	509	74,029
See accompanying notes to portfolio of investments
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Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Banks (continued)
Regions Financial Corp.#	1,882	$33,537
Toronto-Dominion Bank#	825	51,158
		205,915
Capital markets: 3.24%
BlackRock, Inc.#	59	40,777
Blackstone, Inc.#	512	47,601
		88,378
Financial services: 2.13%
Visa, Inc. Class A#	244	57,945
Insurance: 1.78%
Manulife Financial Corp.#	2,572	48,637
Health care: 11.23%
Biotechnology: 1.59%
AbbVie, Inc.#	321	43,248
Health care providers & services: 2.91%
UnitedHealth Group, Inc.#	165	79,306
Life sciences tools & services: 1.51%
Thermo Fisher Scientific, Inc.#	79	41,218
Pharmaceuticals: 5.22%
Eli Lilly & Co.#	159	74,568
Merck & Co., Inc.#	586	67,618
		142,186
Industrials: 11.35%
Aerospace & defense: 4.54%
Boeing Co.†#	246	51,945
Raytheon Technologies Corp.#	733	71,805
		123,750
Air freight & logistics: 1.91%
United Parcel Service, Inc. Class B#	290	51,982
Commercial services & supplies: 1.31%
Waste Management, Inc.#	206	35,724
Electrical equipment: 2.49%
Eaton Corp. PLC#	338	67,972
Ground transportation: 1.10%
Union Pacific Corp.#	146	29,875
Information technology: 30.26%
Communications equipment: 1.72%
Cisco Systems, Inc.#	907	46,928
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series EPI

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 1.47%
TE Connectivity Ltd.#	287	$40,226
IT services: 1.08%
Cognizant Technology Solutions Corp. Class A#	451	29,442
Semiconductors & semiconductor equipment: 6.74%
Advanced Micro Devices, Inc.†#	348	39,641
Broadcom, Inc.#	103	89,345
Lam Research Corp.#	85	54,643
		183,629
Software: 9.98%
Adobe, Inc.†#	70	34,229
Microsoft Corp.#	698	237,697
		271,926
Technology hardware, storage & peripherals: 9.27%
Apple, Inc.#	1,302	252,549
Materials: 2.06%
Chemicals: 2.06%
Celanese Corp.#	485	56,163
Total common stocks (Cost $2,667,484)		2,668,932

		Yield
Short-term investments: 2.24%
Investment companies: 2.24%
Allspring Government Money Market Fund Select Class♠∞		5.02%	61,108	61,108
Total short-term investments (Cost $61,108)				61,108
Total investments in securities (Cost $2,728,592)	100.17%			2,730,040
Other assets and liabilities, net	(0.17)			(4,726)
Total net assets	100.00%			$2,725,314

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
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Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$2,728,592	$(2,667,484)	$0	$0	$61,108	61,108	$1,998
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Invesco QQQ Trust Series 1	Morgan Stanley Co.	(3)	$(115,200)	$384.00	7-21-2023	$(382)
Invesco QQQ Trust Series 1	Morgan Stanley Co.	(5)	(195,000)	390.00	7-28-2023	(640)
iShares Russell 2000 ETF	Morgan Stanley Co.	(3)	(59,100)	197.00	7-28-2023	(192)
S&P 500 Mini Index	Morgan Stanley Co.	(29)	(1,316,600)	454.00	7-07-2023	(261)
S&P 500 Mini Index	Morgan Stanley Co.	(29)	(1,328,200)	458.00	7-14-2023	(696)
S&P 500 Mini Index	Morgan Stanley Co.	(30)	(1,353,000)	451.00	7-21-2023	(5,925)
S&P 500 Mini Index	Morgan Stanley Co.	(27)	(1,242,000)	460.00	7-28-2023	(2,268)
SPDR Dow Jones Industrial Average ETF Trust	Morgan Stanley Co.	(5)	(177,000)	354.00	7-07-2023	(13)
SPDR Dow Jones Industrial Average ETF Trust	Morgan Stanley Co.	(5)	(177,500)	355.00	7-14-2023	(60)
SPDR Dow Jones Industrial Average ETF Trust	Morgan Stanley Co.	(1)	(36,200)	362.00	7-21-2023	(5)
						$(10,442)
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series EPI

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account CoreBuilder Shares - Series EPI | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$290,015	$0	$0	$290,015
Consumer discretionary	228,179	0	0	228,179
Consumer staples	134,708	0	0	134,708
Energy	119,031	0	0	119,031
Financials	400,875	0	0	400,875
Health care	305,958	0	0	305,958
Industrials	309,303	0	0	309,303
Information technology	824,700	0	0	824,700
Materials	56,163	0	0	56,163
Short-term investments
Investment companies	61,108	0	0	61,108
Total assets	$2,730,040	$0	$0	$2,730,040

Liabilities
Written options	$10,442	$0	$0	$10,442
Total liabilities	$10,442	$0	$0	$10,442
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Managed Account CoreBuilder Shares - Series EPI